Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Mar. 31, 2022
Investment in Securities [Member]
Carrying amount	¥ 443,892	¥ 422,938
The cumulative amount of fair value hedging adjustments included in the carrying amount	(1,553)	1,147
Carrying amount	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	0
Installment Loans [Member]
Carrying amount	13,977	28,836
The cumulative amount of fair value hedging adjustments included in the carrying amount	1	¥ 55
Carrying amount	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0